Common Stock, Warrants and Options	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Common Stock, Warrants and Options

Note 3 – Common Stock, Warrants and Options

On June 7, 2024, the Company issued an aggregate of 600,000 shares in the common stock of the Company to two independent directors and the Chief Financial Officer of the Company as compensation for their services.

On June 7, 2024, the Company issued 300,000 common stock to a vendor in settlement of an invoice for services totaling CAD$15,000.

In January 2024, the Company completed the sale of an aggregate of CAD$200,000 of its Units at a purchase price of CAD$0.04 per Unit for a total of 5,000,000 Units. Each Unit consisted of one share of Common Stock and one common stock purchase warrant exercisable for two years to purchase one additional share of Common Stock at a price of CAD$0.05 per share. $27,812 previously classified as a related party account payable was used towards the funds required for the investment in the private placement.

In January 2024, the Company issued 685,564 common stock to a vendor in settlement of invoices for services totaling CAD$34,278.

The Company has issued warrants which have an exercise price in Canadian dollars while the Company’s functional currency is US dollars. Therefore, in accordance with ASU 815 - Derivatives and Hedging, the warrants have a derivative liability value. Outstanding subscription warrants were revalued as of September 30, 2024, with various inputs using a Black Scholes model. Broker warrants are valued at the time of issuance and not remeasured. The following is a summary of warrants issued and outstanding.

As of September 30, 2024:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
4/14/2022	4/13/2025	$0.15	$67,495	171%	6,250,000
10/24/2022	10/24/2024	$0.12	1,325	227%	500,000
4/24/2023	4/24/2025	$0.10	224,833	169%	14,500,000
1/17/2024	1/17/2026	$0.05	138,753	140%	5,000,000

			$432,406		26,250,000

Broker Warrants
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$7,954		220,303

As of September 30, 2023:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$10,990	88%	6,250,000
9/30/2021	5/31/2024	$0.15	5,410	88%	3,108,700
4/14/2022	4/13/2025	$0.15	64,955	105%	6,250,000
8/12/2022	8/12/2024	$0.12	13,624	85%	3,247,500
8/31/2022	8/31/2024	$0.12	9,868	83%	2,300,000
9/14/2022	9/14/2024	$0.12	16,544	93%	2,760,200
10/24/2022	10/24/2024	$0.12	3,449	93%	500,000
4/24/2023	4/24/2025	$0.10	261,746	104%	14,500,000

			$386,586		38,916,400

Broker Warrants
4/14/2022	4/13/2024	$0.15	1,344	138%	70,000
8/31/2022	8/31/2024	$0.12	6,312	132%	104,250
9/14/2022	9/14/2024	$0.12	2,921	134%	80,100
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$18,531		474,653

The following is a summary of warrants exercised, issued and expired:

Total

Balance at December 31, 2022	24,935,560
Exercised	0
Issued	14,720,303
Expired	(264,810)
Balance at December 31, 2023	39,391,053
Exercised	0
Issued	5,000,000
Expired	(17,920,750)
Balance at September 30, 2024	26,470,303
Weighted average exercise price	$0.10

During the third quarter ending September 30, 2024, the Company granted 3,333,333 options to purchase the Company’s investment in Nubian Resources Ltd at an exercise price of CAD$0.06, the options expire on January 31, 2025. The options had an initial valuation of $30,243. Outstanding options were revalued as of September 30, 2024, with various inputs using a Black Scholes model and had a valuation of $34,215, resulting in an adjustment of $3,972 for the three months ended September 30, 2024.